Summary of changes in present value of obligation and fair value of plan assets (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at beginning of the year		₨ 99,657	₨ 76,876
On account of business combination			15,833
Interest cost		6,209	5,543
Current service cost		14,245	12,563
Past service cost		27,099
Remeasurement (gain)/ loss on obligation
Remeasurement (gain)/loss on obligation - economic assumptions		(2,592)	1,641
Remeasurement (gain)/loss on obligation - demographic assumptions		(872)	448
Remeasurement (gain)/loss on obligation - experience assumptions		7,216	1,037
Benefits paid		(11,739)	(14,284)
Fair value of plan assets at end of the year		139,223	99,657
Plan assets [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at beginning of the year	[1]	12,477	5,427
On account of business combination	[1]		6,937
Employer contributions	[1]
Return on plan assets (excluding amounts included in net interest expense)	[1]	839	890
Remeasurement (gain)/loss on plan assets	[1]	52	72
Benefits paid	[1]	(1,457)	(849)
Fair value of plan assets at end of the year	[1]	₨ 11,911	₨ 12,477

[1]	plan assets represents investment made by the Company in LIC funds.